Discontinued Operation (Details) - Schedule of condensed statement of cash flows - Éxito [Member] R$ / shares in Units, R$ in Millions	11 Months Ended
Dec. 31, 2020 BRL (R$) R$ / shares
Net cash flow:
Operational activities	R$ 1,349
Investment activities	(4,075)
Financing activities	(1,012)
Exchange rate variation on cash and cash equivalents	587
Net cash (used) generated	R$ (3,151)
Earnings per share:
Diluted and Basic, discontinued operation (in Brazil Real per share) | R$ / shares	R$ 0.8214
Discontinued operation segment:
Net sales	R$ 22,034
Gross profit	5,508
Depreciation and amortization	(729)
Share of profit and loss of associate	27
Operating profit	768
Net financial result	(340)
Income before income taxes	428
Income taxes and social contribution	(60)
Profit continued operation	368
Loss (income) discontinued operation	(1)
Net income for the year	367
Current assets	8,014
Non-current assets	18,930
Current liabilities	9,729
Non-current liabilities	3,620
Shareholder´s equity	R$ 13,595